Segment Reporting - Reconciliation of operating loss to net loss (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Segment Reporting
Operating loss	$ (71,361)	$ (51,815)
Interest expense	(771)	(728)
Income tax expense	(2,559)	(2,995)
Net loss	$ (74,691)	$ (55,538)